December 13, 2010

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	ING Investors Trust

SEC File Nos. 33-23512; 811-5629

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (the “1933 Act”) this is to certify that the Prospectus and Statement of Additional Information that would be filed pursuant to 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 104 to the Trust’s Registration Statement on Form N-1A.

Should you have any questions concerning the attached filing, please contact the undersigned at 480.477.2649 or Kim Springer at 480.477.2674.

Regards,

/s/ Paul A. Caldarelli
Paul A. Caldarelli, Esq. Senior Counsel ING U.S. Legal Services

Attachment

cc:	Huey P. Falgout, Jr., Esq.

ING U.S. Legal Services

Jeffrey S. Puretz, Esq.

Dechert LLP

7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258-2034	Tel: 480-477-3000 Fax: 480-477-2700 www.ingfunds.com	ING Investments, LLC